Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows used in operating activities
Loss for the year	$ (10,238,910)	$ (11,426,786)
Items not affecting cash:
Depreciation	178,181	45,018
Share-based compensation	3,882,026	3,136,225
Accretion expense	2,138
Loss (gain) on investments	88,332	(8,457)
Unrealized foreign exchange	(89,983)	74,811
Equity loss in associated company		807,455
Changes in non-cash working capital items
Decrease in receivables	31,852	214,447
(Increase) decrease in prepaid expenses	(170,299)	24,885
Decrease in accounts payable and accrued liabilities	(420,622)	(1,024,870)
Net cash provided by operating activities	(6,737,285)	(8,157,272)
Cash flows used in investing activities
Reclamation bonds	(758,876)	(312,760)
Investments		(300,000)
Proceeds from sale of investments	220,703
Acquisition of property and equipment	(225,240)	(433,367)
Cash acquired on acquisition		1,355,706
Exploration and evaluation assets expenditures	(40,556,079)	(29,028,960)
Net cash provided by investing activities	(41,319,492)	(28,719,381)
Cash flows from financing activities
Proceeds from share issuances	48,907,549
Share issuance costs	(3,089,463)	(772,910)
Proceeds from exercise of warrants		251,505
Proceeds from exercise of stock options	2,113,632	2,245,788
Net cash provided by financing activities	47,931,718	1,724,383
Net change in cash	(125,059)	(35,152,270)
Cash, beginning of year	18,458,791	53,611,061
Cash, end of year	$ 18,333,732	$ 18,458,791